Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2023
Notes to the consolidated statements of income
Notes to the consolidated statements of income

5.Notes to the consolidated statements of income

a)Revenue

Due to the change in the Company’s operating structure, the Company has adjusted the prior year financial information below in order to conform to the current year’s presentation. Revenues associated with the Company’s insurance and reinsurance contract portfolios in 2023 are presented within the column “Revenue from insurance contracts” as a result of the first-time adoption of IFRS 17. Prior year revenues previously accounted for under IFRS 4 and other revenues that are now identified as within the scope of IFRS 17 as a result of the first-time adoption are also presented within the column “Revenue from insurance contracts” to align to the current year’s presentation.

The Company recognized the following revenue in the consolidated statements of income for the years ended December 31, 2023, 2022 and 2021:

Revenue
in € THOUS
	Revenue from	Revenue from	Revenue from
	contracts with	insurance	lease
	customers	contracts	contracts	Total

	For the year ended December 31, 2023

Health care services	14,166,796	1,227,140	—	15,393,936
Health care products	3,979,122	—	80,559	4,059,681
Total	18,145,918	1,227,140	80,559	19,453,617

	For the year ended December 31, 2022

Health care services	14,566,485	851,584	—	15,418,069
Health care products	3,876,321	—	103,627	3,979,948
Total	18,442,806	851,584	103,627	19,398,017

	For the year ended December 31, 2021

Health care services	13,175,762	700,520	—	13,876,282
Health care products	3,623,951	—	118,452	3,742,403
Total	16,799,713	700,520	118,452	17,618,685

The following table contains a disaggregation of revenue by categories for the years ended December 31, 2023, 2022 and 2021:

Disaggregation of revenue by categories
in € THOUS
	For the year ended December 31,
	2023	2022	2021
Care Delivery
US	12,665,411	12,574,492	11,209,657
International	2,912,546	3,018,480	2,821,544
Total (1)	15,577,957	15,592,972	14,031,201

Care Enablement
Total (including inter-segment revenues) (1)	5,345,428	5,353,136	5,085,755
Inter-segment eliminations	(1,469,768)	(1,548,091)	(1,498,271)
Total Care Enablement revenue external customers	3,875,660	3,805,045	3,587,484
Total	19,453,617	19,398,017	17,618,685

(1)For further information on the revenue attributable to the Company’s operating segments, see note 29.

The Company recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the years ended December 31, 2023 and 2022:

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS
	2023	2022

Trade accounts receivables from unrelated parties	3,223,760	3,381,006
Contract liabilities	56,566	63,273

Impairment loss in the amount of €111,193, €43,285 and €43,968 for the years ended December 31, 2023, 2022 and 2021, respectively, related to receivables arising from contracts with customers.

The change in contract liabilities during the period results from the ordinary course of business.

Contract liabilities primarily relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Contract liabilities are shown in the consolidated balance sheet in line items “Current provisions and other current liabilities” and “Non-current provisions and other non-current liabilities.”

At December 31, 2023, revenue recognized that was included in contract liabilities at the beginning of the period was €43,322 (2022: €429,583).

At December 31, 2023, performance obligations of €858,079 (2022: €966,308) are unsatisfied (or partially unsatisfied).

The expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter is as follows:

Unsatisfied performance obligations
in € THOUS
	2023	2022

1 year	195,800	283,208
1 - 3 years	255,759	342,274
3 - 5 years	297,805	266,302
5 - 10 years	108,715	74,524
Total	858,079	966,308

b)Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income is comprised of both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or R&D. General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the years ended December 31, 2023, 2022 and 2021:

Selling, general and administrative expense
in € THOUS
	2023	2022	2021
Distribution costs	807,961	800,876	770,722
General and administrative expense	2,388,375	2,369,494	2,002,109
Selling, general and administrative expense	3,196,336	3,170,370	2,772,831

c)Research and development expenses

R&D expenses of €231,970 (2022: €228,624 and 2021: €220,782) included research and non-capitalizable development costs.

d)Cost of materials

The cost of materials for the year ended December 31, 2023, 2022 and 2021 consisted of the following:

Cost of materials
in € THOUS
	2023	2022	2021

Cost of raw materials, supplies and purchased components	4,170,690	3,939,649	3,622,169
Cost of purchased services	316,945	280,913	240,699
Cost of materials	4,487,635	4,220,562	3,862,868

e)Personnel expenses

Included within costs of revenue, selling, general and administrative expenses and research and development expenses are personnel expenses in the amount of €7,768,210, €7,939,398 and €6,962,119 for the years ended December 31, 2023, 2022 and 2021, respectively. Personnel expenses consisted of the following:

Personnel expenses
in € THOUS
	2023	2022	2021

Wages and salaries (1)	5,987,876	6,128,185	5,389,087
Social security contributions and cost of retirement benefits and social assistance (1)	1,780,334	1,811,213	1,573,032
thereof retirement benefits	209,547	217,165	189,176
Personnel expenses	7,768,210	7,939,398	6,962,119

(1)	Social security contributions and cost of retirement benefits and social assistance in the amounts of €262,137 and €229,149 for the year ended December 31, 2022 and 2021, respectively, were reclassified from wages and salaries in order to correct for an error in presentation.

The Company employed the following personnel on a total headcount basis, on average, for the following years:

Employees by function
	2023	2022	2021

Production and services	105,894	111,472	112,201
Administration	7,933	9,088	10,014
Sales and marketing	7,993	7,955	7,850
Research and development	1,300	1,226	1,245
Total employees	123,120	129,741	131,310

f)Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the years ended December 31, 2023, 2022 and 2021:

Other operating income
in € THOUS	For the year ended December 31,
	2023	2022	2021

Foreign exchange gains	280,323	306,621	381,302
Gains on or from right-of-use assets, the sale of fixed assets, the sale of clinics and investments	33,921	74,418	8,728
Revaluation of certain investments	14,671	—	—
Income from strategic transactions and programs	60,843	—	—
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	46,919	83,212	44,300
Other	78,570	85,602	133,457
Other operating income	515,247	549,853	567,787

Other operating expense
in € THOUS	For the year ended December 31,
	2023	2022	2021

Foreign exchange losses	315,821	343,447	391,200
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	29,082	27,245	17,356
Revaluation of certain investments	—	103,353	87,631
Expenses from strategic transactions and programs	320,765	147,946	37,554
Other	98,625	125,563	53,347
Other operating expense	764,293	747,554	587,088

“Income from strategic transactions and programs” within other operating income related to a gain on the divestiture of NCP. Included within the “expenses from strategic transactions and programs” line item in other operating expense are the completed and proposed divestitures (including associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program and, in 2022, costs related to the InterWell Health business combination. For further information on the proposed divestitures and associated impairment losses, see note 4. Consistent with the Company’s decision to present impairment losses within other operating expense, as described in note 1 above, such costs related to cost of revenues, selling, general and administrative expense or R&D expenses are now included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of our business portfolio, mainly due to exiting unsustainable markets and non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in our core business that are expected to have higher profitable growth, which included the divestiture of its Argentina operations in both Care Delivery and Care Enablement which took place in December 2023, the cessation of a dialysis cycler development program, impairment losses resulting from the measurement of asset held for sale for NCP, Guatemala, Peru and Curacao (see note 4) and the proposed divestiture of the Company’s clinic network in Sub-Saharan Africa in 2023 (Legacy Portfolio Optimization);

●	certain impairment losses in connection with the FME25 Program;

●	certain costs associated with the Conversion, primarily related to the requisite relabeling of the Company’s products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs); and

●	expenses and impairment loss related to the InterWell Health business combination. As contemplated in the agreement, the Company transferred Acumen Physician Solutions, LLC (Acumen) to NewCo shortly after the Acquisition Date with working capital in the amount of $1,824 (€1,845 as of the date of the transfer agreement). Since certain long-lived assets (mainly intangible assets) held by Acumen are utilized materially differently by NewCo, management performed an impairment assessment prior to the transfer, concluded that the assets were completely impaired in accordance with IAS 36, Impairment of Assets, and recorded an impairment charge in the Care Delivery segment in the amount of $71,025 before the transfer (€67,447 for the year ended December 31, 2022). The expenses, along with the impairment charges were previously recognized in “Selling, general and administrative expense” and have been reclassified to “Other operating expense” on the consolidated statements of income in order to conform to the current year’s presentation.

Expenses from strategic transactions and programs comprised the following for the years ended December 31, 2023, 2022 and 2021:

Expenses from strategic transactions and programs
in € THOUS
	For the year ended December 31,
	2023	2022	2021
Derecognition of capitalized development costs and termination costs(1)	58,818	—	—
Legacy Portfolio Optimization	58,818	—	—
Impairment of intangible and tangible assets(2)	48,768	123,579	37,554
Legacy Portfolio Optimization	34,894	—	—
FME25 Program	13,874	27,183	37,554
InterWell Health	—	67,447	—
Other	—	28,949	—
Impairment resulting from the measurement of assets held for sale	74,616	—	—
Legacy Portfolio Optimization	62,724	—	—
FME25 Program	11,892	—	—
Loss from divestitures	93,859	—	—
Legacy Portfolio Optimization	93,859	—	—
Other(3)	44,704	24,367	—
Legacy Portfolio Optimization	14,744	—	—
Legal Form Conversion Costs	29,960	—	—
InterWell Health transaction-related costs	—	24,367	—
Expenses from strategic transactions and programs	320,765	147,946	37,554
(1)	Primarily research and development expense.
(2)	Relates primarily to research and development expense for the year ended December 31, 2023 and to cost of revenues for the years ended December 31, 2022 and 2021.
(3)	Primarily selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 4.

g)Net interest

Net interest in the amount of €336,423 (2022: €292,476 and 2021: €280,429) included interest expense of €424,640 (2022: €360,139 and 2021: €353,599) and interest income of €88,217 (2022: €67,663 and 2021: €73,170). Interest expense resulted mainly from the Company’s financial liabilities including outstanding bonds, loans and credit facilities (see note 16 and note 17) as well as lease liabilities and lease liabilities from related parties (see note 6 b) and note 24). In 2023, interest income primarily resulted from investments, debt securities and royalty receivables, interest on lease receivables, interest on bank deposits. In 2022, interest income primarily resulted from a release of interest accruals related to uncertain tax treatments, income related to royalty receivables and interest on lease receivables and overdue receivables. In 2021, interest income primarily resulted from a release of interest accruals related to uncertain tax treatments, interest on lease receivables and overdue receivables and income related to royalty receivables.

h)Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes
in € THOUS
	2023	2022	2021

Germany	(91,082)	(30,186)	81,246
United States	725,848	829,699	1,090,797
Other	398,249	419,766	399,818
Total	1,033,015	1,219,279	1,571,861

Income tax expense (benefit) for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

Income tax expense (benefit)
in € THOUS
	2023	2022	2021
Current
Germany	20,947	(5,423)	(11,675)
United States	290,787	190,058	181,714
Other	110,972	181,790	115,535
	422,706	366,425	285,574
Deferred
Germany	34,018	16,963	18,404
United States	(150,225)	(13,767)	47,018
Other	(5,942)	(44,667)	1,837
	(122,149)	(41,471)	67,259
Total	300,557	324,954	352,833

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30.32%, 30.14% and 30.14% for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

Reconciliation of income taxes
in € THOUS
	2023	2022	2021

Expected corporate income tax expense	313,158	367,491	473,759
Tax free income	(39,550)	(53,282)	(41,566)
Income from equity method investees	(25,570)	(24,909)	(26,722)
Tax rate differentials	(47,586)	(39,064)	(40,604)
Non-deductible expenses	114,182	77,465	50,682
Taxes for prior years	(16,867)	(848)	(38,502)
Noncontrolling partnership interests	(58,345)	(54,636)	(65,489)
Tax rate changes	442	(359)	3,543
Change in realizability of deferred tax assets and tax credits	44,287	33,683	20,736
Withholding taxes	15,124	9,160	5,912
Other	1,282	10,253	11,084
Income tax expense	300,557	324,954	352,833

Effective tax rate	29.1%	26.7%	22.4%

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2023 and 2022, are presented below:

Deferred income tax assets and liabilities
in € THOUS
	2023	2022
Deferred tax assets
Trade accounts receivable	31,430	23,448
Inventories	70,663	62,663
Intangible assets	7,198	6,875
Property, plant and equipment and other non-current assets	74,318	86,182
Lease liabilities	776,120	894,451
Provisions and other liabilities	261,218	212,167
Pension liabilities	113,819	93,431
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	99,060	113,713
Derivatives	1,273	1,893
Compensation expense related to stock options	—	1,190
Other	42,940	73,882
Total deferred tax assets	1,478,039	1,569,895

Deferred tax liabilities
Trade accounts receivable	20,526	27,311
Inventories	3,983	5,875
Intangible assets	867,453	886,696
Property, plant and equipment and other non-current assets	215,124	267,064
Right-of-use assets	683,738	793,855
Provisions and other liabilities	8,267	6,533
Pension liabilities	119	65
Derivatives	4,547	4,204
Other	140,615	202,088
Total deferred tax liabilities	1,944,372	2,193,691
Net deferred tax liabilities	(466,333)	(623,796)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities
in € THOUS
	2023	2022

Deferred tax assets	283,953	312,679
Deferred tax liabilities	750,286	936,475
Net deferred tax liabilities	(466,333)	(623,796)

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to deferred taxes that are booked directly to equity, the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro and the acquisition and disposal of entities as part of ordinary activities.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards
in € THOUS
For the year ended December 31, 2023		For the year ended December 31, 2022
2024	13,926	2023	19,274
2025	32,348	2024	14,979
2026	42,129	2025	27,238
2027	46,337	2026	50,856
2028	48,447	2027	75,953
2029	57,160	2028	28,295
2030	24,281	2029	53,910
2031	4,311	2030	2,999
2032	2,547	2031	1,672
2033 and thereafter	174,267	2032 and thereafter	131,039
Without expiration date	458,165	Without expiration date	420,026
Total	903,918	Total	826,241

Included in the balance of net operating loss carryforwards at December 31, 2023 are €618,315 (2022: €531,231) not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment and believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2023.

At December 31, 2023, the Company had an unrecognized net deferred tax asset arising from unutilized notional interest deduction of $254,390 (€230,218).The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2023, the Company provided for €8,363 (2022: €11,972) of deferred tax liabilities associated with earnings that are likely to be distributed in the following year(s). Provision has not been made for additional taxes on €8,631,647 (2022: €8,945,633) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

i)Impacts of COVID-19

The Company provides life-sustaining dialysis treatments and other critical health care services and products to patients. The Company’s patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support health care providers and patients.

The Company recorded €3,986 and €284,742 for the year ended December 31, 2023 and December 31, 2022, respectively, within the statement of profit and loss for government grants in various regions in which it operates. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in the U.S. The CARES Act provides relief funds to hospitals and other health care providers in connection with the impact of the on-going COVID-19 pandemic. During 2022, the Company received $235,394 (€223,536) in U.S. Department of Health and Human Services (U.S. HHS) funding available for health care providers affected by the COVID-19 pandemic. During 2023, the Company did not receive additional funding from HHS. During 2023 and 2022, the Company recognized operating income of $1,158 (€1,071) and $291,446 (€276,783), respectively, used to offset eligible costs. The Company currently estimates that all funds received from grants comply with the terms and conditions associated with the funding received. All funding received in the U.S. is to be applied solely to the Company’s U.S. operations. In accordance with the conditions of the funding received under the grants, the Company is obliged and committed to fulfilling all the requirements of the grant funding arrangements in the respective jurisdictions in which funding was received. The Company has determined that there is reasonable assurance that it will continue to be entitled to the amounts received and comply with the requirements related to the grants. The remaining amount of U.S. government grants received recorded in deferred income was $36 (€33) and $6,104 (€5,723) at December 31, 2023 and December 31, 2022, respectively.

For further information regarding government grants, see note 1 y).